Staff Costs - Schedule of Payroll Costs of the Employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Payroll Costs of the Employees [Abstract]
Wages and salaries	$ 15,442	$ 16,606	$ 15,610
Key management bonuses		2,616
Share-based payments (Note 34)	236	2,834
Post-employment benefits	1,198	1,030	1,191
Social security contributions and similar taxes	849	833	596
Total (Note 6 & 7)	$ 17,725	$ 23,919	$ 17,397